SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024	Sep. 30, 2024 $ / ¥	Sep. 30, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income	¥ 18,678	$ 2,665	¥ 62,669	¥ 2,325
Accumulated deficit			(601,566)		¥ (580,854)	$ (82,892)
Working capital deficit			171,679		84,535
Foreign currency exchange rate translation							7.0074	7.0074
Allowance for doubtful account	9,998	1,427	0	0
Revenue recognized included in contract liabilities	106,459		87,692	48,711
Decrease in contract liabilities	(35,872)	$ (5,119)	50,048	14,797
New customer prepayments	71,757		142,719	65,539
Contract liabilities			¥ 114,806	¥ 60,551	78,694	$ 11,230			¥ 45,754
Accelerated revenue recognition	¥ 106,000
Land use right agreements term (in years)	50 years	50 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-01
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount expected to be recognized as revenue					¥ 78,700
Period expected to be recognized as revenue	1 year	1 year